Stock Option and Incentive Plan - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2021 $ / shares shares
Disclosure of Stock Option and Incentive Plan [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	5,716
Number of Share Options, Granted | shares	62
Number of Share Options, Exercised | shares	(1,541)
Number of Share Options, Forfeited | shares	(249)
Number of Share Options, Outstanding, Ending Balance | shares	3,988
Number of Share Options, Exercisable | shares	2,119
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 60.26
Weighted Average Exercise Price, Granted | $ / shares	60.77
Weighted Average Exercise Price, Exercised | $ / shares	57.81
Weighted Average Exercise Price, Forfeited | $ / shares	63.63
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	61.00
Weighted Average Exercise Price, Exercisable | $ / shares	$ 57.55